Shareholders Equity (Additional Information) (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Earnout Rights [Member]
Vesting Period of Earnout Rights	5 years
PKLP [Member]
Issuance of Class B ordinary shares to Sponsor (in shares)	170,723,961
Preferred stock, par value | $ / shares	$ 0.0001
PKLP [Member] | Earnout Rights [Member]
Common stock, shares issued	17,500,000
Description of earnout rights	The Earnout Rights vest in three equal tranches if, during the five-year period after Closing, the VWAP of a Class A ordinary share reaches $15.00 per share, $20.00 per share and $25.00 per share.
ProKidney Corp [Member]
Total Shares Authorized	1,005,000,000
Preferred stock shares authorized	5,000,000
Class A [Member]
Common stock, shares authorized	500,000,000
Common stock, shares issued	61,540,231
Common stock, par value | $ / shares	$ 0.0001
Class A [Member] | PKLP [Member]
Conversion of converted shares	186,500,000
Class A [Member] | ProKidney Corp [Member]
Common stock, shares authorized	500,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock, voting rights	one vote
Class A [Member] | Tranche one [Member] | Earnout Rights [Member]
Share price | $ / shares	$ 15
Class A [Member] | Tranche two [Member] | Earnout Rights [Member]
Earnout Rights Stock Price Trigger | $ / shares	20
Class A [Member] | Tranche three [Member] | Earnout Rights [Member]
Earnout Rights Stock Price Trigger | $ / shares	$ 25
Class B [Member]
Common stock, shares authorized	500,000,000
Common stock, shares issued	171,578,320
Common stock, par value | $ / shares	$ 0.0001
Class B [Member] | PKLP [Member]
Conversion of converted shares	27,100,937
Class B [Member] | ProKidney Corp [Member]
Conversion of shares	9,276,039
Common stock, shares authorized	500,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock, voting rights	one vote